Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,783,843	$ 404,893	¥ 2,317,488
Restricted cash	6,133	892	90,149
Accounts receivable	655,261	95,304	621,272
Prepayments and other current assets	1,064,714	154,853	918,243
Due from related parties	126,990	18,470	54,052
Total current assets	5,567,551	809,764	5,396,898
Property and equipment, net	63,919	9,297	89,137
Intangible assets, net	48,421	7,043	70,225
Goodwill	617,837	89,861	634,157	¥ 939,716	¥ 943,922
Investment in equity investees	151,533	22,040	149,969
Other long-term investments	1,697,510	246,893	1,002,721
Other non-current assets	35,830	5,211	42,966
Deferred tax assets	88,896	12,929	57,642
Total non-current assets	2,725,085	396,349	2,052,033
Total assets	8,292,636	1,206,113	7,448,931
Accounts payable	171,055	24,879	164,537
Accrued expenses and other current liabilities	1,514,642	220,296	1,532,489
Due to related parties	37,298	5,425	81,810
Income tax payable	112,770	16,402	50,614
Total current liabilities	1,835,765	267,002	2,165,754
Deferred tax liabilities	110,291	16,041	73,393
Other non-current liabilities	64,185	9,335	54,574
Total non-current liabilities	174,476	25,376	127,967
Total liabilities	2,010,241	292,378	2,293,721
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	49,623	7,217	48,414
Restricted cash	526	77	19,374
Accounts receivable	25,346	3,686	20,807
Prepayments and other current assets	49,739	7,234	152,508
Due from related parties	425,752	61,923	276,729
Total current assets	550,986	80,137	517,832
Property and equipment, net	12,753	1,855	28,560
Intangible assets, net	6,926	1,007	4,575
Goodwill	962	140	962
Investment in equity investees	21,633	3,146	29,149
Other long-term investments	90,203	13,119	75,743
Other non-current assets	2,733	397	2,733
Deferred tax assets	9,250	1,345	18,397
Total non-current assets	144,460	21,009	160,119
Total assets	695,446	101,146	677,951
Accounts payable	11,777	1,713	23,654
Accrued expenses and other current liabilities	82,012	11,928	91,097
Due to related parties	387,629	56,378	407,326
Income tax payable	1,945	283	1,468
Total current liabilities	483,363	70,302	523,545
Deferred tax liabilities	1,660	241
Due to related parties	19,596	2,850
Other non-current liabilities	4,754	691	4,134
Total non-current liabilities	26,010	3,782	4,134
Total liabilities	¥ 509,373	$ 74,084	¥ 527,679